Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Accounts, Notes, Loans and Financing Receivable

The detail of the loan portfolio as of December 31, 2013 was as follows:

	December 31, 2013	December 31, 2012
	(In thousands)
Residential mortgage loans	$5,692,810	4,837,838
Multi-family loans	3,985,517	2,995,052
Commercial real estate loans	2,485,937	1,966,156
Construction loans	194,542	224,816
Consumer and other loans	403,929	238,922
Commercial and industrial loans	265,836	168,943

Total loans excluding PCI loans	13,028,571	10,431,727

PCI loans	36,047	6,744
Net unamortized premiums and deferred loan costs (1)	(8,146)	10,487
Allowance for loan losses	(173,928)	(142,172)

Net loans	$12,882,544	$10,306,786

(1)	Included in unamortized premiums and deferred loan costs are accretable purchase accounting adjustments in connection with loans acquired.

Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period

The following table presents information regarding the estimates of the contractually required payments, the cash flows expected to be collected, and the estimated fair value of the PCI loans acquired in the Roma Financial acquisition as of December 6, 2013:

December 6, 2013
(In thousands)
Contractually required principal and interest	$46,231
Contractual cash flows not expected to be collected (non-accretable difference)	(16,441)

Expected cash flows to be collected	29,790
Interest component of expected cash flows (accretable yield)	(3,425)

Fair value of acquired loans	$26,365

The following table presents information regarding the estimates of the contractually required payments, the cash flows expected to be collected, and the estimated fair value of the PCI loans acquired in Marathon acquisition as of October 15, 2012:

October 15, 2012
(In thousands)
Contractually required principal and interest	$11,774
Contractual cash flows not expected to be collected (non-accretable difference)	(4,163)

Expected cash flows to be collected	7,611
Interest component of expected cash flows (accretable yield)	(1,537)

Fair value of acquired loans	$6,074

Schedule of Accretable Yield Movement

The following table presents changes in the accretable yield for PCI loans during the years ended December 31, 2013 and 2012:

	Year Ended December 31, 2013	Year Ended December 31, 2012
	(In thousands)
Balance, beginning of period	$1,457	—
Acquisitions	3,425	1,537
Accretion	(728)	(80)
Net reclassification from non-accretable difference	—	—

Balance, end of period	$4,154	1,457

Summary of Analysis of the Allowance for Loan Losses

An analysis of the allowance for loan losses is summarized as follows:

	Year Ended December 31,
	2013	2012	2011
	(In thousands)
Balance at beginning of the period	$142,172	117,242	90,931
Loans charged off	(22,610)	(44,150)	(50,187)
Recoveries	3,866	4,080	998

Net charge-offs	(18,744)	(40,070)	(49,189)
Provision for loan losses	50,500	65,000	75,500

Balance at end of the period	$173,928	142,172	117,242

Summary of Allowance for Loan Losses and The Recorded Investment in Loans by Portfolio Segment and Based on Impairment Method

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of the years ended December 31, 2013 and 2012:

	December 31, 2013
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172
Charge-offs	(15,508)	(1,266)	(1,101)	(3,424)	(516)	(795)	—	(22,610)
Recoveries	2,528	219	65	315	604	135	—	3,866
Provision	19,371	13,297	14,346	(4,006)	5,091	735	1,666	50,500

Ending balance-December 31, 2013	$51,760	42,103	46,657	8,947	9,273	2,161	13,027	173,928

Individually evaluated for impairment	$2,066	—	—	—	—	—	—	2,066
Collectively evaluated for impairment	49,694	42,103	46,657	8,947	9,273	2,161	13,027	171,862
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Balance at December 31, 2013	$51,760	42,103	46,657	8,947	9,273	2,161	13,027	173,928

Loans:
Individually evaluated for impairment	$20,987	15,313	11,713	17,037	1,612	—	—	66,662
Collectively evaluated for impairment	5,671,823	3,970,204	2,474,224	177,505	264,224	403,929	—	12,961,909
Loans acquired with deteriorated credit quality	5,541	691	19,390	7,719	2,586	120	—	36,047

Balance at December 31, 2013	$5,698,351	3,986,208	2,505,327	202,261	268,422	404,049	—	13,064,618

	December 31, 2012
	Residential Mortgage	Multi- Family	Commercial Real Estate	Construction Loans	Commercial and Industrial Loans	Consumer and Other Loans	Unallocated	Total
	(In thousands)
Allowance for loan losses:
Beginning balance-December 31, 2011	$32,447	13,863	30,947	22,839	3,677	1,335	12,134	117,242
Charge-offs	(20,180)	(9,058)	(479)	(13,227)	(99)	(1,107)	—	(44,150)
Recoveries	593	—	43	3,387	23	34	—	4,080
Provision	32,509	25,048	2,836	3,063	493	1,824	(773)	65,000

Ending balance-December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Individually evaluated for impairment	$2,142	—	—	—	—	—	—	2,142
Collectively evaluated for impairment	43,227	29,853	33,347	16,062	4,094	2,086	11,361	140,030
Loans acquired with deteriorated credit quality	—	—	—	—	—	—	—	—

Balance at December 31, 2012	$45,369	29,853	33,347	16,062	4,094	2,086	11,361	142,172

Loans:
Individually evaluated for impairment	$12,235	10,574	7,075	26,314	1,208	—	—	57,406
Collectively evaluated for impairment	4,825,603	2,984,478	1,959,081	198,502	167,735	238,922	—	10,374,321
Loans acquired with deteriorated credit quality	477	419	5,533	—	315	—	—	6,744

Balance at December 31, 2012	$4,838,315	2,995,471	1,971,689	224,816	169,258	238,922	—	10,438,471

Schedule of Risk Category of Loans by Class of Loans

The following tables present the risk category of loans as of December 31, 2013 and December 31, 2012 by class of loans excluding PCI loans:

	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$5,584,728	23,252	84,830	—	—	5,692,810
Multi-family	3,919,808	49,199	16,510	—	—	3,985,517
Commercial real estate	2,389,086	23,739	73,112	—	—	2,485,937
Construction	158,576	7,847	28,119	—	—	194,542
Commercial and industrial	247,983	7,540	10,313	—	—	265,836
Consumer and Other	400,890	1,065	1,974	—	—	403,929

Total	$12,701,071	112,642	214,858	—	—	13,028,571

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Residential	$4,714,303	45,144	78,266	125	—	4,837,838
Multi-family	2,945,844	31,594	17,614	—	—	2,995,052
Commercial real estate	1,924,655	18,869	22,632	—	—	1,966,156
Construction	160,390	3,315	61,111	—	—	224,816
Commercial and industrial	162,428	3,319	3,196	—	—	168,943
Consumer and Other	236,418	1,065	1,238	201	—	238,922

Total	$10,144,038	103,306	184,057	326	—	10,431,727

Payment Status of the Recorded Investment in Past Due Loans

The following tables present the payment status of the recorded investment in past due loans as of December 31, 2013 and December 31, 2012 by class of loans excluding PCI loans:

	December 31, 2013
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$17,779	7,358	66,079	91,216	5,601,594	5,692,810
Multi-family	1,408	218	3,588	5,214	3,980,303	3,985,517
Commercial real estate	16,380	10,247	2,091	28,718	2,457,219	2,485,937
Construction	302	527	16,181	17,010	177,532	194,542
Commercial and industrial	5,871	287	775	6,933	258,903	265,836
Consumer and other	897	168	1,973	3,038	400,891	403,929

Total	$42,637	18,805	90,687	152,129	12,876,442	13,028,571

	December 31, 2012
	30-59 Days	60-89 Days	Greater than 90 Days	Total Past Due	Current	Total Loans Receivable
	(In thousands)
Residential mortgage	$33,451	11,715	76,088	121,254	4,716,584	4,837,838
Multi-family	191	3,950	11,143	15,284	2,979,768	2,995,052
Commercial real estate	16,469	3,016	753	20,238	1,945,918	1,966,156
Construction	—	—	18,876	18,876	205,940	224,816
Commercial and industrial	631	2,639	375	3,645	165,298	168,943
Consumer and other	881	196	1,238	2,315	236,607	238,922

Total	$51,623	21,516	108,473	181,612	10,250,115	10,431,727

Non-Accrual Loans Status

The following table presents non-accrual loans excluding PCI loans at the dates indicated:

	December 31, 2013		December 31, 2012
	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Non-accrual:
Residential and consumer	304	$74,282	354	$82,533
Construction	18	16,181	9	25,764
Multi-family	5	5,905	5	11,143
Commercial real estate	12	2,711	4	753
Commercial and industrial	4	1,281	2	375

Total Non-accrual Loans	343	$100,360	374	$120,568

Loans Individually Evaluated for Impairment by Class of Loans

The following tables present loans individually evaluated for impairment by class of loans as of December 31, 2013 and December 31, 2012:

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$3,924	5,607	—	3,330	190
Multi-family	15,313	28,681	—	15,405	428
Commercial real estate	11,713	12,223	—	11,538	679
Construction	17,037	26,642	—	19,157	198
Commercial and industrial	1,612	1,612	—	1,490	105

With an allowance recorded:
Residential mortgage	17,063	17,457	2,066	15,880	753
Multi-family	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Construction	—	—	—	—	—
Commercial and industrial	—	—	—	—	—

Total:
Residential mortgage	20,987	23,064	2,066	19,210	943
Multi-family	15,313	28,681	—	15,405	428
Commercial real estate	11,713	12,223	—	11,538	679
Construction	17,037	26,642	—	19,157	198
Commercial and industrial	1,612	1,612	—	1,490	105

Total impaired loans	$66,662	92,222	2,066	66,800	2,353

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
	(In thousands)
With no related allowance:
Residential mortgage	$1,448	2,176	—	1,375	20
Multi-family	10,574	19,336	—	6,764	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction	26,314	43,945	—	25,557	384
Commercial and industrial	1,208	1,208	—	641	90

With an allowance recorded:
Residential mortgage	10,787	11,075	2,142	9,569	283
Multi-family	—	—	—	2,316	—
Commercial real estate	—	—	—	—	—
Construction	—	—	—	17,054	—
Commercial and industrial	—	—	—	—	—

Total:
Residential mortgage	12,235	13,251	2,142	10,944	303
Multi-family	10,574	19,336	—	9,080	310
Commercial real estate	7,075	7,476	—	5,081	492
Construction	26,314	43,945	—	42,611	384
Commercial and industrial	1,208	1,208	—	641	90

Total impaired loans	$57,406	85,216	2,142	68,357	1,579

Troubled Debt Restructured Loans

The following tables present the total troubled debt restructured loans at December 31, 2013 and December 31, 2012 excluding the PCI loans:

	December 31, 2013
	Accrual		Non-accrual		Total
	# of loans	Amount	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Residential mortgage	35	$12,975	26	$8,021	61	$20,996
Multi-family	4	9,844	1	2,317	5	12,161
Commercial real estate	7	11,093	1	620	8	11,713
Commercial and industrial	1	1,106	1	506	2	1,612
Construction	3	4,552	—	—	3	4,552

	50	$39,570	29	$11,464	79	$51,034

	December 31, 2012
	Accrual		Non-accrual		Total
	# of loans	Amount	# of loans	Amount	# of loans	Amount
	(Dollars in thousands)
Residential mortgage	18	$7,178	21	$5,057	39	$12,235
Commercial real estate	3	7,471	—	—	3	7,471
Commercial and industrial	1	1,107	—	—	1	1,107
Construction	—	—	3	6,888	3	6,888

Schedule of Troubled Debt Restructurings

The following tables present information about troubled debt restructurings which occurred during the years ended December 31, 2013 and 2012:

	Year Ended December 31,
	2013			2012
	Number of Loans	Pre- modification Recorded Investment	Post- modification Recorded Investment	Number of Loans	Pre- modification Recorded Investment	Post- modification Recorded Investment
	(Dollars in thousands)
Troubled Debt Restructings:
Residential mortgage	23	$10,031	$9,463	20	$5,477	$5,523
Multi-family	5	20,677	13,060	—	—	—
Commercial real estate	4	5,080	4,679	1	4,901	4,901
Commercial and industrial	1	521	521	1	1,107	1,107